DEBT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Repayment of notes payable		$ 25,750
Term loan		2,000,000
Proceeds from unsecured promissory notes		360,000
Line of credit, amount outstanding		233,002
Line of credit, maximum borrowing capacity		1,500,000
Recievables borrowing base		233,000
Secured notes issued		4,263,002
Secured Note 1 [Member]
Secured notes issued		$ 3,420,000
Secured note interest rate		12.00%
Secured Note 2 [Member]
Secured notes issued		$ 50,000
Secured note interest rate		12.00%
Series B Preferred Stock [Member] | Note 1 [Member]
Series B remaining notes, converted into Series B shares		$ 789,938
Series B Preferred Stock [Member] | Note 2 [Member]
Series B remaining notes, converted into Series B shares		$ 28,988